OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Extractive Industries [Abstract]
Costs Incurred, Acquisition of Oil and Gas Properties	$ 1,141,540
Depletion to oil and gas property	266,470	$ 265,625
Impairment of Oil and Gas Properties	$ 0